Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 19, 2021 CAD ($) shares	May 10, 2021 CAD ($) EquityInstruments shares	Jan. 27, 2020 CAD ($) EquityInstruments $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) $ / shares	Jan. 05, 2022	Aug. 12, 2021 CAD ($) shares	Aug. 06, 2021 CAD ($) shares	Jul. 06, 2021 CAD ($) EquityInstruments shares	Apr. 28, 2021 CAD ($)	Mar. 24, 2021 CAD ($) EquityInstruments shares	Nov. 18, 2020 EquityInstruments shares	Oct. 31, 2019 $ / shares
Business Combinations
Percentage of acquisition						100.00%
Cash consideration										$ 5,980
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'				$ (6,989)	$ (459)
Number of securities into which the warrant or right may be converted | shares				1
Warrants exercise price | $ / shares				$ 2.5995	$ 0.4159								$ 0.6083
Meta Growth Corp.
Business Combinations
Percentage of acquisition												100.00%
Exchange Ratio												0.824
Number of shares acquired | shares												237,941,274
Pre-consolidation shares issued | EquityInstruments												196,063,610
Post-consolidation shares issued | shares												13,070,907
Percentage of total number of issued and outstanding shares												45.00%
Revenues				$ 63,016
Net (loss) income				11,451
Increase (decrease) in revenues				3,422
Increase (decrease) in net income (loss)				401
Transaction costs				1,359
Smoke Cartel, Inc.
Business Combinations
Percentage of acquisition											100.00%
Pre-consolidation shares issued | EquityInstruments											9,540,754
Post-consolidation shares issued | shares											636,050
Aggregate value of common shares											$ 8,396
Cash consideration											2,512
Contingent consideration											$ 1,319
Loss on contingent consideration				1,671
Revenues				7,535
Net (loss) income				52
Increase (decrease) in revenues				5,846
Increase (decrease) in net income (loss)				(743)
Transaction costs				97
2686068 Ontario Inc.
Business Combinations
Percentage of acquisition										100.00%
Cash consideration										$ 5,980
Revenues				1,117
Net (loss) income				1,407
Increase (decrease) in revenues				1,107
Increase (decrease) in net income (loss)				123
Fab Nutrition, LLC.
Business Combinations
Percentage of acquisition		80.00%
Pre-consolidation shares issued | EquityInstruments		6,151,915
Post-consolidation shares issued | shares		410,128
Aggregate value of common shares		$ 3,439
Pre-consolidation shares held in escrow | shares		9,679,778
Post-consolidation shares held in escrow | shares		645,319
Period for shares to be held in escrow		24 months
Percentage of shares release every six months		25.00%
Cash consideration		$ 15,193
Remaining percentage of the outstanding shares acquired		20.00%
Derivative liability		$ 3,722
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'				1,084
Revenues				4,746
Net (loss) income				640
Increase (decrease) in revenues				7,790
Increase (decrease) in net income (loss)				(306)
Transaction costs				872
DHC Supply LLC.
Business Combinations
Percentage of acquisition									100.00%
Pre-consolidation shares issued | EquityInstruments									12,597,300
Post-consolidation shares issued | shares									839,820
Aggregate value of common shares									$ 7,767
Cash consideration									$ 4,045
Revenues				3,399
Net (loss) income				14
Increase (decrease) in revenues				7,513
Increase (decrease) in net income (loss)				301
102105699 Saskatchewan Ltd.
Business Combinations
Percentage of acquisition								100.00%
Post-consolidation shares issued | shares								254,518
Aggregate value of common shares								$ 2,018
Cash consideration								$ 698
Revenues				90
Net (loss) income				83
Increase (decrease) in revenues				254
Increase (decrease) in net income (loss)				72
DS Distribution
Business Combinations
Percentage of acquisition							100.00%
Post-consolidation shares issued | shares							612,087
Aggregate value of common shares							$ 5,013
Revenues				380
Net (loss) income				117
Increase (decrease) in revenues				6,473
Increase (decrease) in net income (loss)				311
Blessed CBD
Business Combinations
Percentage of acquisition	80.00%
Post-consolidation shares issued | shares	607,064
Aggregate value of common shares	$ 4,432
Post-consolidation shares held in escrow | shares	529,487
Period for shares to be held in escrow	24 months
Percentage of shares release every six months	50.00%
Cash consideration	$ 7,165
Remaining percentage of the outstanding shares acquired	20.00%
Derivative liability	$ 4,323
Risk free interest rate	7.50%
Gain (l)oss included in 'Gain (loss) on revaluation of derivative liability'	$ 9
Revenues				296
Net (loss) income				130
Increase (decrease) in revenues				10,083
Increase (decrease) in net income (loss)				(2,382)
Transaction costs				$ 360
Working capital adjustment	$ 1,086
Saturninus Partners
Business Combinations
Percentage of acquisition			50.00%
Pre-consolidation shares issued | EquityInstruments			5,319,149
Contingent consideration			$ 108
Expected payment			$ 176
Warrants to purchase shares | shares			3,750,000
Number of securities into which the warrant or right may be converted | shares			1
Warrants exercise price | $ / shares			$ 0.40
Warrants term			2 years
After-tax discount rate			22.00%
Percentage of royalty receivable			1.00%
Average growth rate used to forecast revenue			1.00%